Statement of Changes in Net Assets Available for Benefits - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends from Company stock	$ 2,779,277
Interest and dividends	7,728,318
Net appreciation in fair value of investments	111,260,086
Total investment income	121,767,681
Interest income on notes receivable from participants	627,842
Contributions:
Employers	19,340,888
Participants	24,324,815
Participant rollovers	3,257,564
Total contributions	46,923,267
Total additions	169,318,790
Deductions from Net Assets Attributed to:
Distributions to participants	77,127,460
Administrative expenses	595,024
Total deductions	77,722,484
Net increase in net assets available for benefits prior to transfer	91,596,306
Plan transfers	(1,795)
Net increase in net assets available for benefits after transfer	91,594,511
Net assets available for benefits at beginning of year	775,585,972
Net assets available for benefits at end of year	$ 867,180,483